COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

18.   COMMITMENTS AND CONTINGENCIES

Lease commitment

The Group has operating lease agreements for offices. Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2014 are as follows:

Years ending:	$

2015	1,236,695
2016	1,012,109
2017	916,914
2018	916,914
2019	916,914
After 2019	1,833,828
6,833,374

Capital commitment

As of December 31, 2014, the Group had contracted for capital expenditures of $823,511. Such amounts are expected to be incurred during the year ending December 31, 2015.

Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on its business or financial condition.